CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Statutory Reserves [Member]	Accumulated Deficit [Member]	Total Sea Limited Shareholders' Equity [Member]	Non-controlling Interests [Member]	Total
Beginning balance at Dec. 31, 2022	$ 281		$ 14,559,690	$ (111,215)	$ 12,490	$ (8,745,541)	$ 5,715,705	$ 95,119	$ 5,810,824
Beginning balance (in shares) at Dec. 31, 2022	564,758,842
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year	$ 0		0	0	0	150,726	150,726	11,956	162,682
Other comprehensive (loss) income	0		0	3,215	0	0	3,215	1,305	4,520
Appropriation of statutory reserves	0		0	0	4,491	(4,491)	0	0	0
Conversion of convertible notes into Class A ordinary shares	$ 1		31,296	0	0	0	31,297	0	31,297
Conversion of convertible notes into Class A ordinary shares (in shares)	1,581,165
Capital contributed by non-controlling interest	$ 0		0	0	0	0	0	1,336	1,336
Deconsolidation of a subsidiary	0		(1,352)	0	0	0	(1,352)	(5,961)	(7,313)
Shares issued to depositary bank	$ 0		0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	6,000,000
Exercise of share options	$ 1		10,642	0	0	0	10,643	0	10,643
Exercise of share options (in shares)	1,603,859
Restricted share awards and restricted share units issued	$ 2		(2)	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	4,101,762
Share-based compensation	$ 0		683,596	0	0	0	683,596	0	683,596
Settlement of share incentives with shares held by depositary bank	$ 0		0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(5,705,621)
Ending balance at Dec. 31, 2023	$ 285		15,283,870	(108,000)	16,981	(8,599,306)	6,593,830	103,755	6,697,585
Ending balance (in shares) at Dec. 31, 2023	572,340,007
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year	$ 0		0	0	0	444,321	444,321	3,506	447,827
Other comprehensive (loss) income	0		0	(85,148)	0	0	(85,148)	(4,222)	(89,370)
Appropriation of statutory reserves	0		0	0	279	(279)	0	0	0
Transactions with non-controlling interests	0		(12,147)	0	0	0	(12,147)	2,202	(9,945)
Conversion of convertible notes into Class A ordinary shares	$ 2		152,038	0	0	0	152,040	0	152,040
Conversion of convertible notes into Class A ordinary shares (in shares)	3,032,970
Shares issued to depositary bank	$ 0		0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	15,500,000
Exercise of share options	$ 5		146,076	0	0	0	146,081	0	146,081
Exercise of share options (in shares)	10,147,180
Restricted share awards and restricted share units issued	$ 3		(3)	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	6,133,506
Share-based compensation	$ 0		704,337	0	0	0	704,337	0	704,337
Settlement of share incentives with shares held by depositary bank	$ 0		0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(16,280,686)
Settlement of Capped Calls	$ 0		429,021	0	0	0	429,021	0	429,021
Ending balance at Dec. 31, 2024	$ 295	$ 0	16,703,192	(193,148)	17,260	(8,155,264)	8,372,335	105,241	8,477,576
Ending balance (in shares) at Dec. 31, 2024	590,872,977
Ending balance (in shares) at Dec. 31, 2024		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year	$ 0	$ 0	0	0	0	1,578,149	1,578,149	32,745	1,610,894
Other comprehensive (loss) income	0	0	0	188,324	0	0	188,324	(1,144)	187,180
Appropriation of statutory reserves	0	0	0	0	293	(293)	0	0	0
Transactions with non-controlling interests	0	0	(2,808)	0	0	0	(2,808)	(15,017)	(17,825)
Conversion of convertible notes into Class A ordinary shares	$ 6	0	1,149,405	0	0	0	1,149,411	0	1,149,411
Conversion of convertible notes into Class A ordinary shares (in shares)	12,706,874
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	8,400,000
Exercise of share options	$ 2	0	56,823	0	0	0	56,825	0	56,825
Exercise of share options (in shares)	3,822,390
Restricted share awards and restricted share units issued	$ 3	0	(3)	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	5,509,132
Share-based compensation	$ 0	0	616,433	0	0	0	616,433	0	616,433
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(9,331,522)
Settlement of Capped Calls	$ 0	0	582,361	0	0	0	582,361	0	582,361
Repurchase of ordinary shares	$ 0	$ (14,527)	0	0	0	0	(14,527)	0	(14,527)
Repurchase of ordinary shares (in shares)	(116,234)	116,234
Ending balance at Dec. 31, 2025	$ 306	$ (14,527)	$ 19,105,403	$ (4,824)	$ 17,553	$ (6,577,408)	$ 12,526,503	$ 121,825	$ 12,648,328
Ending balance (in shares) at Dec. 31, 2025	611,863,617
Ending balance (in shares) at Dec. 31, 2025		116,234